Derivative contracts - Fair values (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Derivative contracts
Derivative contracts	$ 68,770	$ 69,934
BTC
Derivative contracts
Derivative contracts	23,404	43,618
ETH
Derivative contracts
Derivative contracts	5,352	3,099
USDS
Derivative contracts
Derivative contracts	10,553	7,533
Currency equivalent for each unit of the crypto token	1	1
USDC
Derivative contracts
Derivative contracts	537	182
USDT
Derivative contracts
Derivative contracts	$ 28,924	$ 15,502